LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
LOSS PER SHARE
Schedule of loss per share

	Year ended December 31,
	2021	2020
Loss attributable to common shareholders ($)	50,640,075	32,534,439
Weighted average number of common shares outstanding	154,949,075	112,657,850
Loss per share attributed to common shareholders	$0.33	$0.29